Convertible Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Promissory Notes [Abstract]
Schedule of Fair Value of the Notes

The change in the fair value of the Notes measured with Level 3 inputs for the year ended December 31, 2023 is summarized as follows:

Convertible Notes
Fair value as of January 1, 2023	$—
Principal balance of convertible notes issued	22,500,000
Change in valuation inputs or other assumptions	14,571,109
Conversion of convertible notes	(37,071,109)
Fair value as of December 31, 2023	$—